Interbank Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Interbank Borrowings
a)	As of December 31, 2020 and 2019, interbank borrowings are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Loans obtained from local financial institutions
Chilean Central Bank (*)	2,257,226	—
Subtotals	2,257,226	—
Loans obtained from foreign financial institutions
Apple Bank for Saving	—	34,195
Bancaribe Curacao Bank N.V.	—	2,411
Banco Crédito del Perú	—	104,831
Banco de Bogotá	4,156	8,250
Banco Latinoamericano de Exportación (BLADEX)	60,759	63,991
Banco República	—	1,403
Bancoldex S.A. (Colombia)	11,123	46,390
Bank of America, N.A.	92,395	160,243
Bank of Montreal	113,404	104,331
Bank of New York	56,858	—
Bank of Nova Scotia	82,324	101,989
Bayern Landesbank	—	2,411
BBVA Asset Management Continental S.A. (Perú)	75,057	86,709
BNP Paribas	92,167	98,817
China Construction Bank	—	5,556
Citibank N.A.	37,522	206,549
Cobank C.B.	16,258	30,882
Commerzbank A.G.	24,055	71,646
Corporación Andina de Fomento	71,073	75,149
Credicorp Capital SASAF	175,854	200,374
Deutsche Bank A.G.	74,220	—
Export Development Canada	—	12,078
Findeter S.A. Financiera del Desarrollo Territorial	44,100	44,552
HSBC USA	—	74,877
IFC Corporación Financiera Internacional	82,561	118,065
Ing Bank NV	—	14,870
Interfondos S.A. Sociedad Administradora de Fondos	20,105	55,596
KBC Bank NV	—	21,896
La Caixa	25,690	13,961
Mizuho Corporate Bank	—	2,411
Scotia Fondos Sociedad Administradora de Fondos S.A.	24,280	34,951
Shanghai Commercial & Savings Bank	—	279,202
Standard Chartered Bank	—	229,063
Sumitomo Mitsui Banking Corporation	217,347	44,826
The Export-Import Bank of Korea	—	146,549
Unicredit Bank	14,220	—
Wells Fargo Bank, N.A.	67,519	82,480
Zuercher Kantonalbank	7,044	—
Others	51,661	65,252
Subtotals	1,541,752	2,646,756
Totals	3,798,978	2,646,756

(*)    Corresponds to funds obtained through the new Conditional Funding Facility (FCIC) and the Liquidity Credit Line (LCL), granted by the Central Bank of Chile (BCCh) in response to the financials needsgenerated by the spread of the COVID-19 virus. Funds obtained through FCIC are guaranteed by high credit quality loans and / or bonds issued by the BCCh and have automatic and successively monthly renewal maturities, with a maximum term of 4 years from March 30, 2020 until March 30, 2024. The LCL differs from FCIC as is not guaranteed, has a maximum term of 2 years and is granted based on the amount of the Bank's average reserve requirements. Both, the FCIC and the LCL, accrue interests at the BCCh overnight rate in force on the date of each operation.

Note 19 - Interbank Borrowings, continued

Schedule of Interbank Borrowings from Financial Institutions by Maturity
a)	Interbank borrowings by maturity are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Within 1 year	942,140	1,997,751
After 1 year but within 2 years	962,045	442,784
After 2 years but within 3 years	8,764	83,908
After 3 years but within 4 years	1,847,890	80,073
After 4 years but within 5 years	15,675	7,521
After 5 years	22,464	34,719
Totals	3,798,978	2,646,756